Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($)				3 Months Ended		4 Months Ended	12 Months Ended
	Aug. 31, 2021	Jun. 08, 2021	Jan. 21, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 09, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction costs		$ 7,194,000
Price per share (in dollars per share)		$ 5.50
Issuance of common shares on at-the-market public offering, net of costs incurred		$ 115,115,000					$ 120,727,000	$ 13,904,000
Compensation expense							1,911,000	2,368,000
Convertible debt | Convertible unsecured notes due June 1, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted amount	$ 2,500,000		$ 2,500,000		$ 5,000,000
Converted shares	1,836,750		1,815,117
ATM Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of common shares from treasury to public (up to)									50,000,000
Issuance of common shares from treasury to public				1,819,712
Gross proceeds from issuance of shares				$ 13,211,000		$ 27,586,000
Transaction costs				405,000
Commission costs				264,000
Net proceeds from issuance of shares				$ 12,806,000
ATM Program | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price (in dollars per share)				$ 7.26
Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on at-the-market public offering, net of costs incurred							107,921,000
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)		2,730,000
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense							$ 1,911,000	$ 2,368,000
Granted (in shares)							875,703	525,807
Compensation cost not yet recognized							$ 2,709,000
Compensation cost not yet recognized, period for recognition (in years)							2 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)							417,719	504,907
Vesting period (in years)							3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)							457,984	20,900
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)								3,215,970
Issuance of common shares on at-the-market public offering, net of costs incurred								$ 13,904,000
Issuance of common shares on exercise of share units (in shares)							327,774	829,553
Common stock | Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)							20,930,000
Issuance of common shares on at-the-market public offering, net of costs incurred							$ 107,921,000